				 UNITED STATES
		        SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C. 20549


				   Form 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    3-31-08
                                                ------------

Check here if Amendment [ ]; Amendment Number:
                                                ------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

  Name:       DORSEY & WHITNEY TRUST COMPANY LLC
              --------------------------------------
              C/O TROY STEINBECK
              --------------------------------------
  Address:    401 E. EIGHTH STREET, SUITE 319
              --------------------------------------
              SIOUX FALLS, SD 57103
              --------------------------------------

Form 13F File Number:  28- 12732
                          -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    CARL SCHMIDTMAN
         -----------------------------
Title:   CHIEF OPERATING OFFICER
         -----------------------------
Phone:   6053366832
         -----------------------------


Signature, Place, and Date of Signing:
/S/ CARL SCHMIDTMAN     SIOUX FALLS, SD     5-12-08
- ------------------   ----------------    ---------
     [Signature]        [City, State]       [Date]

Report Type (Check only one.):

[ ]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:



Form 13F File Number        Name

28-                         MAIRS AND POWER, INC.
   ------------------       --------------------------



			      FORM 13F SUMMARY PAGE

			Report Summary:

Number of Other Included Managers:                1
                                         -------------------

Form 13F Information Table Entry Total:          66
                                         -------------------

Form 13F Information Table Value Total:       $185,048 (x1000)
                                         -------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  NO.     FORM 13F FILE NUMBER NAME       NAME

   1      28-                             MAIRS AND POWER, INC.
  ----    -------------------------       ---------------------------

						FORM 13F INFORMATION TABLE

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
                                    TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE
COMMON STOCK

ABBOTT LABS                         COM       002824100       490          8,880    SH      OTHER       1               8,880
ADC TELECOM INC			    COM	      000886309       190         15,756    SH      OTHER       1              15,756
AMGEN INC                           COM       031162100       232          5,544    SH      OTHER       1               5,544
ASSOCIATED BANC CORP                COM       045487105     1,534         57,600    SH      OTHER       1              57,600
BALL CORP                           COM       058498106       276          6,000    SH      OTHER       1               6,000
BAXTER INTERNATIONAL INC            COM       071813109     3,399         58,792    SH      OTHER       1              58,792
BEMIS CO                            COM       081437105     3,017        118,620    SH      OTHER       1             118,620
BERKSHIRE HATHAWAY INC--CL B        COM       084670207       286             64    SH      OTHER       1                  64
BP PLC SPONS ADR                    COM       055622104     3,101         51,134    SH      OTHER       1              51,134
BRISTOL MYERS SQUIBB CO             COM       110122108       633         29,740    SH      OTHER       1              29,740
CATERPILLAR INC                     COM       149123101       517          6,600    SH      OTHER       1               6,600
CHEVRON CORPORATION                 COM       166764100     1,247         14,607    SH      OTHER       1              14,607
CONOCOPHILLIPS                      COM       20825C104       885         11,612    SH      OTHER       1              11,612
CORNING INC                         COM       219350105     2,290         95,250    SH      OTHER       1              95,250
DEERE & CO.                         COM       244199105       322          4,000    SH      OTHER       1               4,000
DONALDSON INC                       COM       257651109     2,159         53,588    SH      OTHER       1              53,588
DU PONT E I DE NEMOURS & CO         COM       263534109     1,001         21,400    SH      OTHER       1              21,400
ECOLAB INC COM                      COM       278865100     1,215         27,980    SH      OTHER       1              27,980
ELI LILLY & CO.                     COM       532457108     1,145         22,195    SH      OTHER       1              22,195
EMERSON ELECTRIC                    COM       291011104     5,438        105,670    SH      OTHER       1             105,670
EXXON MOBIL CORP                    COM       30231G102     3,541         41,864    SH      OTHER       1              41,864
FASTENAL CO                         COM       311900104       874         19,035    SH      OTHER       1              19,035
G & K SVCS INC CL A                 COM       361268105       513         14,400    SH      OTHER       1              14,400
GENERAL ELECTRIC CORP               COM       369604103     6,783        183,281    SH      OTHER       1             183,281
GENERAL MLS INC                     COM       370334104     4,271         71,325    SH      OTHER       1              71,325
GRACO INC                           COM       384109104     2,787         76,870    SH      OTHER       1              76,870
HAWKINS INC                         COM       420261109       305         20,000    SH      OTHER       1              20,000
HOME DEPOT INC                      COM       437076102     2,689         96,145    SH      OTHER       1              96,145
HONEYWELL INTERNATIONAL INC         COM       438516106     4,136         73,300    SH      OTHER       1              73,300
HORMEL FOODS CORP                   COM       440452100     3,714         89,150    SH      OTHER       1              89,150
INGERSOLL-RAND CO CL A              COM       G4776G101       223          5,000    SH      OTHER       1               5,000
INTEL CORP                          COM       458140100     1,942         91,700    SH      OTHER       1              91,700
INTL. BUSINESS MACHINES CORP        COM       459200101     2,758         23,950    SH      OTHER       1              23,950
JOHNSON & JOHNSON                   COM       478160104     5,819         89,710    SH      OTHER       1              89,710
JP MORGAN CHASE & CO                COM       46625H100       642         14,950    SH      OTHER       1              14,950
KIMBERLY-CLARK CORP                 COM       494368103     1,736         26,500    SH      OTHER       1              26,500
</TABLE

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
	                            TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE
MEDTRONIC INC                       COM       585055106    18,122        374,646    SH      OTHER       1             374,646
MERCK & CO INC                      COM       589331107     1,285         33,850    SH      OTHER       1              33,850
MICROSOFT CORP                      COM       594918104     1,133         39,920    SH      OTHER       1              39,920
MMM CO                              COM       88579Y101     4,518         57,080    SH      OTHER       1              57,080
MTS SYS CORP                        COM       553777103       229          7,100    SH      OTHER       1               7,100
NEWELL RUBBERMAID INC               COM       651229106       223          9,750    SH      OTHER       1               9,750
PATTERSON COS INC                   COM       703395103     2,364         65,125    SH      OTHER       1              65,125
PENTAIR INC                         COM       709631105     2,903         91,000    SH      OTHER       1              91,000
PFIZER INC                          COM       717081103     2,870        137,105    SH      OTHER       1             137,105
PRINCIPAL FINANCIAL GROUP           COM       74251V102     2,890         51,860    SH      OTHER       1              51,860
PROCTER & GAMBLE COMPANY            COM       742718109       773         11,031    SH      OTHER       1              11,031
RAYTHEON CORP			    COM       755111507       207          3,200    SH      OTHER       1               3,200
SCHLUMBERGER LTD                    COM       806857108     2,788         32,050    SH      OTHER       1              32,050
ST JUDE MED INC                     COM       790849103       661         15,300    SH      OTHER       1              15,300
SUPERVALU INC COM                   COM       868536103       324         10,800    SH      OTHER       1              10,800
SURMODICS INC                       COM       868873100       386          9,225    SH      OTHER       1               9,225
TARGET CORP                         COM       87612E106     5,585        110,202    SH      OTHER       1             110,202
TCF FINANCIAL                       COM       872275102     2,054        114,600    SH      OTHER       1             114,600
TECHNE CORP                         COM       878377100       766         11,370    SH      OTHER       1              11,370
TRAVELERS COMPANIES INC             COM       89417E109       469          9,800    SH      OTHER       1               9,800
UNITED PARCEL SVC INC               COM       911312106     3,074         42,100    SH      OTHER       1              42,100
UNITED TECHNOLOGIES CORP            COM       913017109       234          3,397    SH      OTHER       1               3,397
US BANCORP                          COM       902973304     4,016        124,111    SH      OTHER       1             124,111
VALSPAR CORP                        COM       920355104     3,567        179,800    SH      OTHER       1             179,800
VERIZON COMMUNICATIONS              COM       92343V104     1,856         50,920    SH      OTHER       1              50,920
WELLS FARGO & CO                    COM       949746101     4,323        148,570    SH      OTHER       1             148,570
WESTERN UNION CO                    COM       959802109     1,175         55,247    SH      OTHER       1              55,247
XCEL ENERGY INC                     COM       98389B100     1,376         68,950    SH      OTHER       1              68,950
ZIMMER HLDGS INC                    COM       98956P102     2,348         30,160    SH      OTHER       1              30,160

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
                                    TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE

PACCAR INC                          COM       693718108    40,422        898,266    SH      SOLE                      898,266




GRAND TOTALS                                              185,048      4,449,147                                    4,449,147